Premises and Equipment - Summary of Cost and Accumulated Depreciation and Amortization of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 62,427	$ 59,513
Less accumulated depreciation and amortization	(23,001)	(20,794)
Premises and equipment, net	39,426	38,719
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	33,393	32,850
Estimated useful lives	40 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,637	4,022
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	16,154	14,398
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,243	$ 8,243